Shareholder Report, Average Annual Return (Details) 190651_Brookfield Global Listed Real Estate Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	8.95%	2.01%	2.02%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	9.95%	2.01%	2.02%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.60%	12.66%	12.74%
FTSE EPRA Nareit Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	9.58%	2.76%	3.25%